Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents

23. Cash and cash equivalents

The consolidated statement of financial position and the consolidated statement of cash flows include the following items in “cash and cash equivalents”:

	2025	2024
Short-term deposits	—	40,000
Cash at bank and on hand	64,345	58,923
Total	64,345	98,923

In 2024, short-term deposits were time deposits and structured deposits, with maturities of one to three months.